UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      W.P. Stewart & Co. Ltd.

Address:   527 Madison Avenue
           New York, NY 10022


Form 13F File Number: 28-1432


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Seth L. Pearlstein
Title:  General Counsel
Phone:  212-750-8585

Signature,  Place,  and  Date  of  Signing:

/s/ Seth L. Pearlstein             New York, NY                       5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $    1,764,991
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------- -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
----------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
ACCENTURE PLC IRELAND SHS CLASS A   COM            G1151C101   136826  1801056 SH       SOLE                1719131      0  81925
AMPHENOL CORP NEW CL A              COM            032095101   123868  1659315 SH       SOLE                1569265      0  90050
ANSYS INC COM                       COM            03662Q105   103471  1270832 SH       SOLE                1187767      0  83065
APPLE INC COM                       COM            037833100   103598   234035 SH       SOLE                 219875      0  14160
AUTOMATIC DATA PROCESSING INC       COM            053015103    26897   413675 SH       SOLE                 387250      0  26425
BERKSHIRE HATHAWAY INC DEL CL B NEW COM            084670702      688     6600 SH       SOLE                   6600      0      0
BOEING CO COM                       COM            097023105      386     4500 SH       SOLE                   4500      0      0
CELGENE CORP COM                    COM            151020104   105285   908334 SH       SOLE                 859829      0  48505
CHESAPEAKE ENERGY CORP COM          COM            165167107     2102   103000 SH       SOLE                 103000      0      0
CHIPOTLE MEXICAN GRILL INC COM      COM            169656105      292      895 SH       SOLE                    895      0      0
ECOLAB INC COM                      COM            278865100    38017   474140 SH       SOLE                 462440      0  11700
EXPRESS SCRIPTS HOLDING CO          COM            30219G108    94886  1646746 SH       SOLE                1554396      0  92350
FASTENAL CO COM                     COM            311900104      480     9360 SH       SOLE                   9360      0      0
FREEPORT-MCMORAN COPPER & GOLD      COM            35671D857      497    15000 SH       SOLE                  15000      0      0
HDFC BANK LTD ADR REPS 3 SHS        ADR            40415F101      249     6650 SH       SOLE                   3250      0   3400
INTERCONTINENTALEXCHANGE INC        COM            45865V100    63440   389036 SH       SOLE                 356956      0  32080
MASTERCARD INC CL A                 COM            57636Q104   107724   199073 SH       SOLE                 185293      0  13780
MONSANTO CO NEW COM                 COM            61166W101     1632    15450 SH       SOLE                   1200      0  14250
NETAPP INC COM                      COM            64110D104    29432   861581 SH       SOLE                 802406      0  59175
PRAXAIR INC COM                     COM            74005P104    94660   848664 SH       SOLE                 799064      0  49600
PRECISION CASTPARTS CORP COM        COM            740189105    12592    66407 SH       SOLE                  53412      0  12995
PROCTER & GAMBLE CO COM             COM            742718109    33146   430128 SH       SOLE                 390353      0  39775
RALPH LAUREN CORP CL A              COM            751212101   132083   780128 SH       SOLE                 743128      0  37000
SCHWAB CHARLES CORP NEW COM         COM            808513105   100924  5705116 SH       SOLE                5376416      0 328700
SENSATA TECHNOLOGIES HLDG BV        COM            N7902X106    62664  1906405 SH       SOLE                1832805      0  73600
UNITED TECHNOLOGIES CORP COM        COM            913017109    35718   382295 SH       SOLE                 334820      0  47475
V F CORP COM                        COM            918204108   126792   755840 SH       SOLE                 720705      0  35135
VERISK ANALYTICS INC CL A           COM            92345Y106   100547  1631727 SH       SOLE                1524277      0 107450
YUM BRANDS INC COM                  COM            988498101   126095  1752776 SH       SOLE                1650451      0 102325


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